Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities [Abstract]
Other liabilities

	2019	2018

Deferred sales [note 17]	$17,418	$30,727
Derivatives [note 26]	12,524	61,387
Accrued pension and post-retirement benefit liability [note 25]	80,737	68,255
Lease obligation	12,869	-
Other	63,452	61,265

	187,000	221,634
Less: current portion	(33,073)	(79,573)

Net	$153,927	$142,061